Estimated Future Scheduled Repayments (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
2023	$ 385,836	[1]
2024	425,803	[1]
2025	549,709	[1]
2026	621,923	[1]
2027	1,517,127	[1]
2028 and thereafter	2,039,405	[1]
Total Borrowing	5,539,803	[1]
Available Borrowing, as Limited by the Borrowing Base	307,725	[1]
Current and Available Borrowing, as limited by the Borrowing Base	5,847,528	[1]
TL Revolving Credit Facility
Debt Instrument [Line Items]
2025	121,409
2026	131,386
2027	1,115,063
Total Borrowing	1,367,858
Available Borrowing, as Limited by the Borrowing Base	272,748
Current and Available Borrowing, as limited by the Borrowing Base	1,640,606
TL 2019 Term Loan
Debt Instrument [Line Items]
2023	11,687
2024	12,102
2025	12,532
2026	90,972
Total Borrowing	127,293
Current and Available Borrowing, as limited by the Borrowing Base	127,293
TL 2021-1 Term loan
Debt Instrument [Line Items]
2023	5,637
2024	5,789
2025	5,944
2026	6,103
2027	6,267
2028 and thereafter	30,574
Total Borrowing	60,314
Current and Available Borrowing, as limited by the Borrowing Base	60,314
TL 2021-2 Term Loan
Debt Instrument [Line Items]
2023	14,858
2024	15,294
2025	15,743
2026	16,205
2027	16,681
2028 and thereafter	113,421
Total Borrowing	192,202
Current and Available Borrowing, as limited by the Borrowing Base	192,202
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2023	64,792	[2]
2024	100,446	[2]
2025	102,631	[2]
2026	92,825	[2]
2027	83,957	[2]
2028 and thereafter	794,789	[2]
Total Borrowing	1,239,440	[2]
Available Borrowing, as Limited by the Borrowing Base	34,977	[2]
Current and Available Borrowing, as limited by the Borrowing Base	1,274,417	[2]
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
2023	57,816	[3]
2024	58,560	[3]
2025	57,552	[3]
2026	51,869	[3]
2027	57,117	[3]
2028 and thereafter	49,499	[3]
Total Borrowing	332,413	[3]
Current and Available Borrowing, as limited by the Borrowing Base	332,413	[3]
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
2023	66,975	[3]
2024	69,541	[3]
2025	69,827	[3]
2026	68,492	[3]
2027	73,971	[3]
2028 and thereafter	127,473	[3]
Total Borrowing	476,279	[3]
Current and Available Borrowing, as limited by the Borrowing Base	476,279	[3]
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
2023	20,111	[3]
2024	20,111	[3]
2025	20,111	[3]
2026	20,111	[3]
2027	20,111	[3]
2028 and thereafter	75,195	[3]
Total Borrowing	175,750	[3]
Current and Available Borrowing, as limited by the Borrowing Base	175,750	[3]
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
2023	43,864	[3]
2024	43,864	[3]
2025	43,864	[3]
2026	43,864	[3]
2027	43,864	[3]
2028 and thereafter	248,561	[3]
Total Borrowing	467,881	[3]
Current and Available Borrowing, as limited by the Borrowing Base	467,881	[3]
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
2023	52,096	[3]
2024	52,096	[3]
2025	52,096	[3]
2026	52,096	[3]
2027	52,096	[3]
2028 and thereafter	303,893	[3]
Total Borrowing	564,373	[3]
Current and Available Borrowing, as limited by the Borrowing Base	564,373	[3]
TMCL VII 2021-3 Bonds
Debt Instrument [Line Items]
2023	48,000	[3]
2024	48,000	[3]
2025	48,000	[3]
2026	48,000	[3]
2027	48,000	[3]
2028 and thereafter	296,000	[3]
Total Borrowing	536,000	[3]
Current and Available Borrowing, as limited by the Borrowing Base	$ 536,000	[3]

[1]	Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $34,399.
[2]	The estimated future scheduled repayments for TMCL II Secured Debt Facility are based on the assumption that the facility will not be extended on its associated conversion date.
[3]	Future scheduled payments for all bonds payable exclude unamortized discounts in an aggregate amount of $485.